Financial assets at fair value through other comprehensive income and available for sale financial assets	6 Months Ended
Jun. 30, 2018
Financial assets at fair falue through other comprehensive income and available-for-sale financial assets [Abstract]
Financial assets at fair value through other comprehensive income and available-for-sale assets explanatory

8. FINANCIAL ASSETS AT FVTOCI AND AFS FINANCIAL ASSETS

(1)	Details of financial assets at FVTOCI as of June 30, 2018 and AFS financial assets as of December 31, 2017 are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Debt securities:
Korean treasury and government agencies	2,195,526	2,330,567
Financial institutions	7,370,107	5,217,266
Corporates	1,797,635	2,725,232
Asset-backed securities	—	308,181
Bond denominated in foreign currencies	2,325,422	2,442,579
Others	—	35,163

Subtotal	13,688,690	13,058,988

Equity securities	905,779	1,411,078
Beneficiary certificates	—	712,628
Securities loaned	50,139	170,256

Total	14,644,608	15,352,950

(2)	Details of equity securities designated as financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

June 30, 2018
Purpose of acquisition	Fair value
Strategic business partnership	737,104
Debt-equity swap	168,533
Others(*)	142

Total	905,779

(*)	Cooperate insurance, etc.

(3)	Changes in the loss allowance and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

1) Loss allowance

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance (*1)	(4,107)	(129)	—	(4,236)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal (provision) of loss allowance	(562)	103	—	(459)
Disposal	27	—	—	27
Others (*2)	(2)	—	—	(2)

Ending balance	(4,644)	(26)	—	(4,670)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation, etc.

2) Gross carrying amount

	For the six months ended June 30, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	12,843,997	30,212	—	12,874,209
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	5,075,597	—	—	5,075,597
Disposal	(4,294,135)	(15,047)	—	(4,309,182)
Gain (loss) on valuation	12,874	10	—	12,884
Amortization on the effective interest method	(2,289)	—	—	(2,289)
Others (*)	87,610	—	—	87,610

Ending balance	13,723,654	15,175	—	13,738,829

(*)	Others consist of foreign currencies translation, etc.

(4)

The Group disposed equity securities designated as financial assets at FVTOCI in accordance with the resolution of disposal from the creditors’ council for the six months ended June 30, 2018. The fair value and accumulative loss on valuation of that equity securities at disposal date are 3,974 million Won and 424 million Won, respectively.